Shareholder Report, Average Annual Return (Details) 192899_Elm Market Navigator ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Elm Market Navigator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Elm Market Navigator ETF NAV
Average Annual Return, Percent	9.29%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.18%
Dow Jones Moderate Portfolio Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	9.18%
MSCI AC World Index IMI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index IMI Net
Average Annual Return, Percent	13.92%
S&P Target Risk Growth Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index (TR)
Average Annual Return, Percent	10.79%